WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	ARGENTINA — 3.4%
64	MercadoLibre, Inc.*	$84,356
	BRAZIL — 2.8%
51,000	Hapvida Participacoes e Investimentos S.A.*	26,363
7,800	TOTVS S.A.	43,336
		69,699
	CANADA — 1.5%
4,273	Ivanhoe Mines Ltd. - Class A*	38,604
	CHINA — 13.7%
4,400	Glodon Co., Ltd. - Class A	47,575
1,845	JD.com, Inc. - Class A	40,288
800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	36,298
6,500	Shenzhou International Group Holdings Ltd.	68,186
2,500	Tencent Holdings Ltd.	122,173
2,600	WuXi AppTec Co., Ltd. - Class H	27,229
		341,749
	HONG KONG — 9.6%
14,414	AIA Group Ltd.	151,165
2,000	Hong Kong Exchanges & Clearing Ltd.	88,649
		239,814
	INDIA — 8.9%
1,515	HDFC Bank Ltd. - ADR	101,005
2,943	ICICI Bank Ltd. - ADR	63,510
1,482	Tata Consultancy Services Ltd.	58,091
		222,606
	INDONESIA — 5.1%
19,630	Bank Central Asia Tbk P.T.	11,485
424,332	Telkom Indonesia Persero Tbk P.T.	115,224
		126,709
	JAPAN — 1.2%
252	Disco Corp.	29,316
	MALAYSIA — 1.3%
25,000	IHH Healthcare Bhd	32,566
	MEXICO — 6.0%
4,387	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	85,357

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
25,727	Megacable Holdings S.A.B. de C.V.	$65,545
		150,902
	NETHERLANDS — 2.7%
42	Adyen N.V.*	66,923
	PERU — 3.2%
602	Credicorp Ltd.	79,699
	SINGAPORE — 4.6%
5,077	United Overseas Bank Ltd.	113,872
	SOUTH AFRICA — 3.6%
3,997	Bid Corp. Ltd.	89,458
	SOUTH KOREA — 2.3%
3,526	Coupang, Inc.*	56,416
	SWEDEN — 4.3%
4,998	Sandvik A.B.	106,087
	TAIWAN — 8.0%
10,200	Feng TAY Enterprise Co., Ltd.	64,927
1,445	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	134,414
		199,341
	UNITED KINGDOM — 7.1%
549	AstraZeneca PLC	76,070
633	Endava PLC - ADR*	42,525
1,565	Wizz Air Holdings PLC*	57,473
		176,068
	UNITED STATES — 5.4%
2,798	Baker Hughes Co.	80,751
147	Mastercard, Inc. - Class A	53,421
		134,172
	VIETNAM — 2.7%
21,574	Vietnam Dairy Products JSC	68,527
	TOTAL COMMON STOCKS
	(Cost $2,315,095)	2,426,884

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount/ Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.8%
$68,952	UMB Bank Demand Deposit, 4.68%[1]	$68,952
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $68,952)	68,952
	TOTAL INVESTMENTS — 100.2%
	(Cost $2,384,047)	2,495,836
	Liabilities in Excess of Other Assets — (0.2)%	(4,605)
	TOTAL NET ASSETS — 100.0%	$2,491,231

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.